Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
14.	LEASES

Effective on January 1, 2020, the Company adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Rent expense is recognized on a straight-line basis over the lease term.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
Right-of-use Assets	$2,431,475	$833,030

Lease payment liabilities-current	(929,755)	(483,658)
Lease payment liabilities- non-current	(1,473,950)	(295,962)
Total	$(2,403,705)	$(779,620)

The weighted-average discount rate for the operating lease was 4.83%, 5.00% and 5.00% as of December 31, 2022, 2023 and 2024. The amortization expenses of right-of-use assets were $712,844, $615,968 and $604,341 for the years ended December 31, 2022, 2023 and 2024.

For the years ended December 31, 2022, 2023 and 2024, the lease expense was as follows:

	For the years ended December 31,
	2022	2023	2024
Operating leases cost excluding short-term rental expense	$739,582	$698,455	$666,488
Short-term lease cost	51,274	22,504	3,780
Total	$790,856	$720,959	$670,268

The following is a schedule of future minimum payments under our operating leases:

For the year ended December 31,	Operating Leases
2025	512,922
2026	302,952
Total lease payments	815,874
Less: imputed interest	(36,254)
Total	$779,620